Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended
	Jun. 30, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 Subsequent Event USD ($)	Jan. 31, 2014 Subsequent Event USD ($)	Mar. 31, 2014 Subsequent Event CNY	Mar. 31, 2014 Subsequent Event Bank of Shanghai CNY	Jan. 31, 2014 Subsequent Event Series B Preferred Stock USD ($)
Subsequent Event [Line Items]
Share purchase agreements							$ 19
Percentage of minority shareholder							20.01%
Total purchase price	25	10		4
Total purchase price per share				$ 0.58
Maximum available limit of credit facility						150
Net book value of pledged buildings and land use right					105
Percentage of equity method investment			75.00%
Consideration received on sale of tandem fund's investment			$ 1.5